Income Taxes (Details) - Schedule of income tax (credit) expense - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Taxes (Details) - Schedule of income tax (credit) expense [Line Items]
Deferred tax	$ (12)	$ 106	$ (158)
Total	(20)	101	(146)
Hong Kong [Member]
Income Taxes (Details) - Schedule of income tax (credit) expense [Line Items]
Current tax			5
(Over)/under provision in prior year	(12)	(5)	7
China [Member]
Income Taxes (Details) - Schedule of income tax (credit) expense [Line Items]
Current tax	1
(Over)/under provision in prior year
Myanmar [Member]
Income Taxes (Details) - Schedule of income tax (credit) expense [Line Items]
Current tax
(Over)/under provision in prior year	$ 3